Long-Term Debt - Additional Information (Detail)	3 Months Ended		6 Months Ended						6 Months Ended			6 Months Ended		6 Months Ended			6 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended			6 Months Ended				6 Months Ended		6 Months Ended				6 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended			3 Months Ended		6 Months Ended					6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2013 NOK	Jan. 31, 2013 NOK	Dec. 31, 2012 USD ($)	Jun. 30, 2013 Interest rate swap agreements [Member] EUR (€)	Jun. 30, 2013 Teekay Offshore [Member] USD ($)	Jun. 30, 2013 Teekay Offshore, Teekay LNG and Teekay [Member] USD ($)	Jun. 30, 2013 Minimum [Member]	Jun. 30, 2013 Minimum [Member] Teekay Offshore, Teekay LNG and Teekay [Member]	Jun. 30, 2013 Maximum [Member]	Jun. 30, 2013 Maximum [Member] Teekay Offshore, Teekay LNG and Teekay [Member]	Jun. 30, 2013 Senior Notes (8.5%) due January 15, 2020 [Member] USD ($)	Dec. 31, 2012 Senior Notes (8.5%) due January 15, 2020 [Member] USD ($)	Jun. 30, 2013 Revolving Credit Facilities [Member] USD ($) CreditFacility	Dec. 31, 2012 Revolving Credit Facilities [Member] USD ($)	Jun. 30, 2013 Revolving Credit Facilities [Member] Minimum [Member]	Dec. 31, 2012 Revolving Credit Facilities [Member] Minimum [Member]	Jun. 30, 2013 Revolving Credit Facilities [Member] Maximum [Member]	Dec. 31, 2012 Revolving Credit Facilities [Member] Maximum [Member]	Jun. 30, 2013 Norwegian Kroner-denominated Bonds due November 2013 [Member] Teekay Offshore [Member] USD ($)	Jun. 30, 2013 Norwegian Kroner-denominated Bonds due November 2013 [Member] Teekay Offshore [Member] NOK	Jan. 31, 2013 Norwegian Kroner-denominated Bonds due November 2013 [Member] Teekay Offshore [Member] NOK	Jun. 30, 2013 Norwegian Kroner-denominated Bonds due November 2013 [Member] Teekay Offshore [Member] Interest rate swap agreements [Member]
Jun. 30, 2013
Norwegian Kroner-denominated Bonds due November 2013 [Member]
Teekay Offshore [Member]
Foreign currency contracts [Member]
Interest rate swap agreements [Member]
Derivatives not designated as a cash flow hedge [Member]
USD ($)
																												Jun. 30, 2013 Norwegian Kroner Bond [Member] Teekay Offshore [Member] USD ($)	Jan. 31, 2013 Norwegian Kroner Bond [Member] Teekay Offshore [Member] NOK	Jun. 30, 2013 Cross currency swap agreement partial termination [Member] Teekay Offshore [Member] USD ($)	Dec. 31, 2012 Norwegian Kroner-denominated bonds due between October 2015 and May 2017 [Member] Teekay Offshore, Teekay LNG and Teekay [Member] NOK	Jun. 30, 2013 Norwegian Kroner Bond Maturing in January 2016 [Member] Teekay Offshore [Member] NOK	Jun. 30, 2013 Norwegian Kroner Bond Maturing in January 2016 [Member] Teekay Offshore [Member] Interest rate swap agreements [Member] USD ($)	Jun. 30, 2013 Norwegian Kroner Bond Maturing in September 2018 [Member] Teekay Offshore [Member] NOK	Jun. 30, 2013 Norwegian Kroner Bond Maturing in September 2018 [Member] Teekay Offshore [Member] Interest rate swap agreements [Member] USD ($)	Jun. 30, 2013 Norwegian Kroner Bond Maturing in January 2018 [Member] Teekay Offshore [Member]	Jun. 30, 2013 Secured Debt [Member] USD ($) Term_loan	Dec. 31, 2012 Secured Debt [Member] USD ($)	Jun. 30, 2013 Secured Debt [Member] Minimum [Member]	Dec. 31, 2012 Secured Debt [Member] Minimum [Member]	Jun. 30, 2013 Secured Debt [Member] Maximum [Member]	Dec. 31, 2012 Secured Debt [Member] Maximum [Member]	Jun. 30, 2013 5.3% term loan [Member] USD ($)	Dec. 31, 2012 5.3% term loan [Member] USD ($)	Jun. 30, 2013 Euro-denominated Term Loans due through 2023 [Member] USD ($)	Jun. 30, 2012 Euro-denominated Term Loans due through 2023 [Member] USD ($)	Jun. 30, 2013 Euro-denominated Term Loans due through 2023 [Member] USD ($)	Jun. 30, 2012 Euro-denominated Term Loans due through 2023 [Member] USD ($)	Jun. 30, 2013 Euro-denominated Term Loans due through 2023 [Member] EUR (€)	Dec. 31, 2012 Euro-denominated Term Loans due through 2023 [Member] USD ($)	Dec. 31, 2012 Euro-denominated Term Loans due through 2023 [Member] EUR (€)	Jun. 30, 2013 Euro-denominated Term Loans due through 2023 [Member] Minimum [Member]	Dec. 31, 2012 Euro-denominated Term Loans due through 2023 [Member] Minimum [Member]	Jun. 30, 2013 Euro-denominated Term Loans due through 2023 [Member] Maximum [Member]	Dec. 31, 2012 Euro-denominated Term Loans due through 2023 [Member] Maximum [Member]	Jun. 30, 2013 U.S. Dollar-denominated Unsecured Demand Loans due to Joint Venture Partners [Member] USD ($)	Dec. 31, 2012 U.S. Dollar-denominated Unsecured Demand Loans due to Joint Venture Partners [Member] USD ($)
Debt Instrument [Line Items]
Aggregate borrowings																	$ 2,400,000,000
Undrawn amount of revolving credit facility																	700,000,000
Number of debt instruments																	13																				19
Percentage of margin												4.75%		5.75%					0.45%	0.45%	4.50%	4.50%	4.75%	4.75%								4.00%				4.75%			0.30%	0.30%	3.25%	4.00%										0.60%	0.60%	2.25%	2.25%
LIBOR as at date indicated	0.27%		0.27%				0.31%																														0.27%	0.31%
Amount reduced under revolving credit facility in first year																	389,500,000
Amount reduced under revolving credit facility in second year																	710,300,000
Amount reduced under revolving credit facility in third year																	222,400,000
Amount reduced under revolving credit facility in fourth year																	342,500,000
Amount reduced under revolving credit facility in fifth year																	445,000,000
Amount reduced under revolving credit facility thereafter																	321,000,000
Collateralized by first-priority mortgages granted, description																	The Revolvers are collateralized by first-priority mortgages granted on 52 of the Company's vessels, together with other related security, and include a guarantee from Teekay or its subsidiaries for all outstanding amounts.																				The term loans are collateralized by first-priority mortgages on 38 (December 31, 2012 - 36) of the Company's vessels, together with certain other security.
Fixed interest rate on the portion of U. S. Dollar-denominated term loans outstanding															8.50%																																									4.84%	4.84%
Debt instrument, face amount					600,000,000										450,000,000									600,000,000
Percentage over par at which notes sold															99.181%
Effective interest rate															8.625%
Capitalized cost included in other non-current assets															9,400,000
Debt instrument redemption price as percentage of principle amount															100.00%
Treasury yield plus 50 basis points															0.50%
Senior unsecured bonds issued																								211,500,000					1,300,000,000		2,000,000,000	500,000,000		800,000,000
Debt instrument, carrying amount										329,500,000													34,800,000					214,300,000
Margin added to reference rate on cross currency swap																										5.04%
Transfer of principal amount								253,300,000		349,200,000																	34,700,000						89,700,000		143,500,000
Fixed interest rates based on interest rate and cross currency swaps												5.52%		7.49%												1.12%							4.80%		5.93%
Rate on interest rate swap																										3.50%
LIBOR rate receivable variable																										Teekay Offshore also entered into an interest rate swap to swap the interest payments from LIBOR to a fixed rate of 1.12%. The floating LIBOR rate receivable from the interest rate swap is capped at 3.5%, which effectively results in a fixed rate of 1.12% unless LIBOR exceeds 3.5%, in which case Teekay Offshore's related interest rate effectively floats at LIBOR, but reduced by 2.38%
Repurchase of bond						388,500,000																			388,500,000
Loss on bond repurchase			(1,759,000)						(1,800,000)
Realized gains (losses) included in foreign currency exchange gain									(6,600,000)																					6,800,000
Long-term debt	5,743,109,000		5,743,109,000				5,559,714,000								447,269,000	447,115,000	1,705,306,000	1,627,979,000																			2,700,000,000	2,400,000,000					305,700,000	328,000,000	329,480,000		329,480,000		253,300,000	341,382,000	258,800,000					13,300,000	13,300,000
Interest at a weighted-average fixed rate	2.80%		2.80%				2.60%																																				5.30%	5.30%
Number of term loans which have balloon or bullet repayments																																					18
Outstanding term loans not guaranteed by Teekay or its subsidiaries																																					100,700,000	107,000,000
EURIBOR as at date indicated	0.10%		0.10%				0.10%
Unrealized foreign exchange gains (loss)	678,000	17,835,000	2,867,000	2,011,000																																									678,000	17,835,000	2,867,000	2,011,000
Vessel market value to loan ratio											117.30%		311.10%
Vessel market value to loan minimum required ratio											105.00%		120.00%
Minimum level of free cash be maintained as per loan agreements	100,000,000		100,000,000				100,000,000
Free liquidity and undrawn revolving credit line as percentage of debt											5.00%		7.50%
Amount of free liquidity and undrawn revolving credit line	321,300,000		321,300,000				319,100,000
Amount reduced under revolving credit facility in first year	431,400,000		431,400,000
Amount reduced under revolving credit facility in second year	1,200,000,000		1,200,000,000
Amount reduced under revolving credit facility in third year	463,200,000		463,200,000
Amount reduced under revolving credit facility in fourth year	443,400,000		443,400,000
Amount reduced under revolving credit facility in fifth year	990,500,000		990,500,000
Amount reduced under revolving credit facility thereafter	$ 2,300,000,000		$ 2,300,000,000